SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 0
Equity-settled share-based compensation expense	$ 64,600,000	$ 68,900,000	$ 47,700,000
Stock Option and Restricted Stock Unit Scheme
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Equity-settled share-based compensation expense	$ 0
China | Legend Biotech
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit/loss split percentage				70.00%
China | Janssen
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Profit/loss split percentage				30.00%
Bottom of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Credit period of trade receivables	45 days
Top of Range
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Credit period of trade receivables		60 days